Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Loss Allowances For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss
9	LOSS ALLOWANCE FOR EXPECTED CREDIT LOSSES ON CREDIT EXPOSURES NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
The Bank recognizes a loss allowance for expected credit losses on all credit exposures not measured at fair value through profit or loss, like debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts (not measured at fair value through profit or loss), contract assets and lease receivables.
Note 13 discloses financial instruments classified as “measured at amortized cost”, “measured at fair value through other comprehensive income” and “measured at fair value through profit or loss”. This classification is made pursuant to what was detailed in note 3.2. Additionally, in note 13 the information related to the valuation process is also explained.
Moreover, the Bank applies the impairment requirements for guarantees granted, undrawn commitments of credit cards and checking accounts, letter of credits, which are not recognized in the consolidated statement of financial position.

This impairment is disclosed in the consolidated statement of income as “Other operating expenses”.
For the purpose of assessing the Bank’s credit risk exposure and identifying material credit risk concentration, disclosures regarding credit risk of financial assets and items not recognized in the statement of financial position are as follows:

9.1.	Exposure to credit risk
According to the nature of the information to be disclosed and the loan characteristics, the Bank groups them as follows:

Composition	12/31/2022	12/31/2021
Loans and other financing	609,603,369	705,089,666
Individual assessment	108,933,970	167,931,016
Collective assessment	500,669,399	537,158,650

Less: Allowance for ECL	(11,002,504)	(18,761,457)

Total	598,600,865	686,328,209

As explained in note 52.1.4 “Additional Forward-looking allowances based on expert credit judgment”, section “Adjustment for uncertainty about conditions of accessing loans to MIPYMES and Federal Government securities” (see also note 9.2), as of December 31, 2022, the Bank decided to record an adjustment on a forward-looking basis for an amount of
1,837,000.
The following table shows the credit quality and the carrying amount of credit risk, based on the Bank’s credit risk rating system, the probability of default (PD) and the year-end stage classification, taking into account what was mentioned in the previous paragraph. The amounts are presented gross of the impairment allowances.

Internal rating grade		12/31/2022
	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		580,654,510	12,586,012		593,240,522	97.32
High grade	0.00% - 3.50%	540,102,835	2,466,546		542,569,381	89.00
Standard grade	3.51% - 7.00%	23,952,353	3,046,375		26,998,728	4.43
Sub-standard grade	7.01% - 33.00%	16,599,322	7,073,091		23,672,413	3.89
Past due but not impaired (1)	33.01% - 99.99%	3,787,155	7,563,530		11,350,685	1.86
Impaired	100%			5,012,162	5,012,162	0.82

Total		584,441,665	20,149,542	5,012,162	609,603,369	100

%		95.87	3.31	0.82	100

Internal rating grade		12/31/2021
	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		665,422,537	16,843,145		682,265,682	96.76
High grade	0.00% - 3.50%	559,233,631	1,616,123		560,849,754	79.54
Standard grade	3.51% - 7.00%	82,840,667	4,895,725		87,736,392	12.44
Sub-standard grade	7.01% - 33.00%	23,348,239	10,331,297		33,679,536	4.78
Past due but not impaired (1)	33.01% - 99.99%	6,163,005	10,235,284		16,398,289	2.33
Impaired	100%			6,425,695	6,425,695	0.91

Total		671,585,542	27,078,429	6,425,695	705,089,666	100

%		95.25	3.84	0.91	100

(1)	It also includes transactions which are more than 5 days past due independently of the PD range assigned.

9.1.1	Loans on an individual assessment
The table below shows the credit quality and the debt balance to credit risk of commercial loans by grade on the Bank’s internal credit rating system, PD range and year-end stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 52.1 “Credit risk” section.

Internal rating grade		12/31/2022
	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		104,988,725	2,570,188		107,558,913	98.74
High grade	0.00% - 3.50%	98,109,324	1,240,943		99,350,267	91.20
Standard grade	3.51% - 7.00%	3,643,178	626,775		4,269,953	3.92
Sub-standard grade	7.01% - 33.00%	3,236,223	702,470		3,938,693	3.62
Past due but not impaired	33.01% - 99.99%
Impaired	100%			1,375,057	1,375,057	1.26

Total		104,988,725	2,570,188	1,375,057	108,933,970	100

%		96.38	2.36	1.26	100

Internal rating grade		12/31/2021
	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		157,218,100	6,971,767		164,189,867	97.77
High grade	0.00% - 3.50%	118,533,334	842,799		119,376,133	71.09
Standard grade	3.51% - 7.00%	31,814,097	2,447,336		34,261,433	20.40
Sub-standard grade	7.01% - 33.00%	6,870,669	3,681,632		10,552,301	6.28
Past due but not impaired	33.01% - 99.99%		2,253,730		2,253,730	1.34
Impaired	100%			1,487,419	1,487,419	0.89

Total		157,218,100	9,225,497	1,487,419	167,931,016	100

%		93.62	5.49	0.89	100

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to commercial lending is as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2022	157,218,100	9,225,497	1,487,419	167,931,016
Assets originated or purchased	110,051,143	918,330		110,969,473
Assets derecognized or repaid	(83,250,192)	(3,486,405)	(1,059,159)	(87,795,756)
Other changes	3,784,056	482,144	602,840	4,869,040
Transfers to Stage 1	24,929	(24,929)
Transfers to Stage 2
Transfers to Stage 3	(149,925)	(1,602,141)	1,752,066
Amounts Written Off
Monetary effects	(82,689,386)	(2,942,308)	(1,408,109)	(87,039,803)

As of December 31, 2022	104,988,725	2,570,188	1,375,057	108,933,970

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2021	200,916,176	12,926,836	4,594,640	218,437,652
Assets originated or purchased	188,354,437	7,261,763		195,616,200
Assets derecognized or repaid	(140,692,431)	(6,547,588)	(2,542,349)	(149,782,368)
Other changes	(9,233,002)	353,631	(93,531)	(8,972,902)
Transfers to Stage 1	1,051	(1,051)
Transfers to Stage 2		255,556	(255,556)
Transfers to Stage 3	(2,014,633)	(324,031)	2,338,664
Amounts Written Off			(1,796,735)	(1,796,735)
Monetary effects	(80,113,498)	(4,699,619)	(757,714)	(85,570,831)

As of December 31, 2021	157,218,100	9,225,497	1,487,419	167,931,016

	Stage			Total
	1	2	3
ECL amount as of January 1, 2022	1,297,163	4,892,299	1,204,240	7,393,702
Assets originated or purchased	1,075,815	295,189		1,371,004
Assets derecognized or repaid	(596,124)	(2,150,293)	(869,771)	(3,616,188)
Other changes	(69,512)	(515,977)	160,029	(425,460)
Transfers to Stage 1	15,564	(15,564)
Transfers to Stage 2
Transfers to Stage 3	(113,621)	(1,064,701)	1,178,322
Amounts Written Off
Monetary effects	(666,481)	(1,108,839)	(903,876)	(2,679,196)

As of December 31, 2022	942,804	332,114	768,944	2,043,862

	Stage			Total
	1	2	3
ECL amount as of January 1, 2021	1,801,305	1,962,682	2,301,117	6,065,104
Assets originated or purchased	3,279,398	4,562,501		7,841,899
Assets derecognized or repaid	(1,391,878)	(963,890)	(1,356,134)	(3,711,902)
Other changes	(96,662)	1,838,541	111,170	1,853,049
Transfers to Stage 1	23	(23)
Transfers to Stage 2		57,010	(57,010)
Transfers to Stage 3	(1,634,225)	(72,305)	1,706,530
Amounts Written Off			(887,973)	(887,973)
Monetary effects	(660,798)	(2,492,217)	(613,460)	(3,766,475)

As of December 31, 2021	1,297,163	4,892,299	1,204,240	7,393,702

9.1.2.	Loans on a collective assessment
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification based on the Bank’s internal credit rating system, PD range and year-end stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 52.1 “Credit risk” section.

Internal rating grade	Range PD	12/31/2022
		Stage 1	Stage 2	Stage 3	Total	%
Performing		475,665,785	10,015,824		485,681,609	97.01
High grade	0.00% - 3.50%	441,993,511	1,225,603		443,219,114	88.53
Standard grade	3.51% - 7.00%	20,309,175	2,419,600		22,728,775	4.54
Sub-standard grade	7.01% - 33.00%	13,363,099	6,370,621		19,733,720	3.94
Past due but not impaired (1)	33.01% - 99.99%	3,787,155	7,563,530		11,350,685	2.27
Impaired	100%			3,637,105	3,637,105	0.72

Total		479,452,940	17,579,354	3,637,105	500,669,399	100

%		95.76	3.51	0.73	100

Internal rating grade	Range PD	12/31/2021
		Stage 1	Stage 2	Stage 3	Total	%
Performing		508,204,437	9,871,378		518,075,815	96.45
High grade	0.00% - 3.50%	440,700,297	773,324		441,473,621	82.19
Standard grade	3.51% - 7.00%	51,026,570	2,448,389		53,474,959	9.95
Sub-standard grade	7.01% - 33.00%	16,477,570	6,649,665		23,127,235	4.31
Past due but not impaired (1)	33.01% - 99.99%	6,163,005	7,981,554		14,144,559	2.63
Impaired	100%			4,938,276	4,938,276	0.92

Total		514,367,442	17,852,932	4,938,276	537,158,650	100

%		95.76	3.32	0.92	100

(1)	It also includes transactions which are more than 5 days past due independently of the PD range assigned.
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to consumer lending is as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2022	514,367,442	17,852,932	4,938,276	537,158,650
Assets originated or purchased	288,490,127	8,420,068		296,910,195
Assets derecognized or repaid	(96,459,896)	(3,043,530)	(976,439)	(100,479,865)
Other changes	96,766,304	2,667,728	285,669	99,719,701
Transfers to Stage 1	6,163,988	(6,037,876)	(126,112)
Transfers to Stage 2	(10,086,276)	10,262,716	(176,440)
Transfers to Stage 3	(3,693,933)	(782,064)	4,475,997
Amounts Written Off	(276,975)	(516,975)	(2,003,678)	(2,797,628)
Monetary effects	(315,817,841)	(11,243,645)	(2,780,168)	(329,841,654)

As of December 31, 2022	479,452,940	17,579,354	3,637,105	500,669,399

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2021	530,585,897	32,733,729	4,313,911	567,633,537
Assets originated or purchased	369,226,413	11,456,218		380,682,631
Assets derecognized or repaid	(174,000,395)	(13,763,462)	(1,322,504)	(189,086,361)
Other changes	55,039,746	(819,838)	(486,044)	53,733,864
Transfers to Stage 1	12,852,151	(12,593,668)	(258,483)
Transfers to Stage 2	(11,600,897)	11,752,016	(151,119)
Transfers to Stage 3	(5,413,498)	(1,261,765)	6,675,263
Amounts Written Off	(294,800)	(555,723)	(1,317,105)	(2,167,628)
Monetary effects	(262,027,175)	(9,094,575)	(2,515,643)	(273,637,393)

As of December 31, 2021	514,367,442	17,852,932	4,938,276	537,158,650

	Stage			Total
	1	2	3
ECL amount as of January 1, 2022	5,466,642	1,955,166	3,945,947	11,367,755
Assets originated or purchased	5,098,116	939,219		6,037,335
Assets derecognized or repaid	(1,255,647)	(364,153)	(759,862)	(2,379,662)
Other changes	(503,386)	952,100	1,584,409	2,033,123
Transfers to Stage 1	697,130	(593,329)	(103,801)
Transfers to Stage 2	(212,325)	314,878	(102,553)
Transfers to Stage 3	(1,752,493)	(139,670)	1,892,163
Amounts Written Off	(16,666)	(114,855)	(1,643,923)	(1,775,444)
Monetary effects	(3,063,375)	(1,137,933)	(2,123,157)	(6,324,465)

As of December 31, 2022	4,457,996	1,811,423	2,689,223	8,958,642

	Stage			Total
	1	2	3
ECL amount as of January 1, 2021	13,616,288	6,935,515	2,574,139	23,125,942
Assets originated or purchased	7,366,506	1,248,561		8,615,067
Assets derecognized or repaid	(4,410,015)	(3,103,316)	(794,409)	(8,307,740)
Other changes	(7,721,698)	284,584	2,268,851	(5,168,263)
Transfers to Stage 1	2,482,521	(2,322,945)	(159,576)
Transfers to Stage 2	(548,726)	629,826	(81,100)
Transfers to Stage 3	(2,499,984)	(493,121)	2,993,105
Amounts Written Off	(33,470)	(227,944)	(844,929)	(1,106,343)
Monetary effects	(2,784,780)	(995,994)	(2,010,134)	(5,790,908)

As of December 31, 2021	5,466,642	1,955,166	3,945,947	11,367,755

Over the course of 2022 and 2021, the Bank generated from loan portfolio sales, profit for 169,632 and 176,664, respectively.
The contractual amount outstanding on loans and other financing that have been written off by the Bank as of December 31, 2022 and 2021 that were still subject to enforcement activity was 6,501,526 and 9,724,143, respectively.

9.2	Other debt securities at amortized cost
For local government securities, EAD is considered equal to the debt balance, because there is not available information of such instruments’ behavior when they defaulted. For PD and LGD parameters, they were calculated using Basel regulatory parameters (see note 52.1.4).
For purchase corporate bonds, PD and LGD parameters calculated for loan exposures of those issuers were used. The corporate bonds’ EAD is considered equal to the debt balance.
For financial trusts at amortized cost, the criteria that was used in the calculation of ECL is based on credit risk ratings given by a credit rating agency for each type of debt securities that compose each financial trust. That is, the factor to be used will vary in relation to the holding debt securities class (A or B). It is assumed that the EAD is equal to the debt balance.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities and Central Bank of Argentina Bills and Notes	598,247,462			598,247,462	99.78
Corporate bonds	1,039,008			1,039,008	0.17
Financial trust	308,364			308,364	0.05

Total	599,594,834			599,594,834	100

%	100			100

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities and Central Bank of Argentina Bills and Notes	46,323,989			46,323,989	98.90
Corporate bonds	168,471			168,471	0.36
Financial trust	347,130			347,130	0.74

Total	46,839,590			46,839,590	100

%	100			100

The related ECL for local government securities as of December 31, 2022 and 2021 amounted to 334,200 and 6,254, respectively. The related ECL for corporate bonds as of December 31, 2022 and 2021 amounted to 555 and 1,032, respectively. The ECL related to financial trusts as of December 31, 2022 and 2021 amounted to 241 and 25, respectively. During 2022 and 2021, there were no
transfers between stages. A detail of these investments is disclosed in note 10.

9.3	Other debt securities at fair value through OCI
This group includes federal and foreign government securities, provincial or BCRA instruments measured at fair value through OCI. For these assets, an individual assessment of the related parameters was performed.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	130,480,681			130,480,681	94.61
Foreign government securities	7,431,312			7,431,312	5.39

Total	137,911,993			137,911,993	100

%	100			100

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	243,206,773			243,206,773	47.67
Central Bank of Argentina Bills	259,017,957			259,017,957	50.76
Foreign government securities	8,005,927			8,005,927	1.57

Total	510,230,657			510,230,657	100

%	100			100

The related ECL for local government securities as of December 31, 2022 and 2021 amounted to 29,203 and 31,759, respectively. During 2022 and 2021, there were no transfers between stages. A detail of these investments is disclosed in note 10.

9.4	Other financial assets
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	53,527,298			53,527,298	100

Total	53,527,298			53,527,298	100

%	100			100

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	64,515,449			64,515,449	100

Total	64,515,449			64,515,449	100

%	100			100

The ECL related to these types of instruments amounted 91,041 and 51,518 as of December 31, 2022 and 2021, respectively, including the ECL related to the payments to be collected for the transaction mentioned in note 12.

During 2022 and 2021, there were no transfers between stages.

9.5	Loans commitment
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2022
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	658,112,548	10,797,137	1,502	668,911,187	98.92
Guarantees granted	7,171,911			7,171,911	1.06
Overdraft and unused agreed commitments	159,787			159,787	0.02

Total	665,444,246	10,797,137	1,502	676,242,885	100

%	98.4	1.6	0.0	100

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	428,815,172	3,456,762	6,589	432,278,523	98.65
Guarantees granted	4,261,606	111,672		4,373,278	1.00
Overdraft and unused agreed commitments	1,512,244			1,512,244	0.35

Total	434,589,022	3,568,434	6,589	438,164,045	100

%	99.2	0.8	0.0	100

The related ECL for undrawn commitments of credit cards and checking accounts as of December 31, 2022 and 2021 amounted to 726,301 and 649,157, respectively. The ECL related to guarantees granted as of December 31, 2022 and 2021 amounted to 45,447 and 32,783, respectively. The ECL related to overdraft and unused agreed commitments as of December 31, 2022 and 2021 amounted to 73 and 5,843, respectively.
For undrawn commitments of credit cards and checking accounts, during 2022 there were transfers of the carrying amounts to Stage 1, Stage 2 and Stage 3 for an amount of (5,850,199), 5,793,518 and 56,681, respectively, and there were transfers of the ECL to Stage 1, Stage 2 and Stage 3 for an amount of 49,643, (49,896) and 253, respectively. For the other items, there were no transfers between stages during 2022 and 2021.